Segments (Tables)	12 Months Ended
Dec. 31, 2020
Segments
Schedule of Group’s key financial metrics by segment

12/31/2020	Display	Sensor	Total	Consolidation	Consolidated
In EUR	Solutions	Technologies	Segments	Adjustments	Total
External revenues	127,119,437	25,470,878	152,590,315	—	152,590,315
Inter‑segment revenues	—	3,360,282	3,360,282	(3,360,282)	—
Total revenues	127,119,437	28,831,160	155,950,597	(3,360,282)	152,590,315
Gross profit (loss)	18,426,003	4,933,008	23,359,010	—	23,359,010
Operating income (loss)	(1,252,144)	479,397	(772,747)	405	(772,342)
Depreciation and amortization	2,523,655	4,519,935	7,043,590	—	7,043,590
EBITDA	1,271,511	4,999,332	6,270,843	405	6,271,248
Net income (loss)	(3,627,399)	15,956	(3,611,444)	—	(3,611,444)
Segment assets	137,944,207	20,306,646	158,250,853	(8,398,717)	149,852,136
Capital expenditure	3,272,517	561,870	3,834,387	—	3,834,387
Segment liabilities	59,543,782	19,515,491	79,059,273	(7,112,360)	71,946,912

12/31/2019	Display	Sensor	Total	Consolidation	Consolidated
In EUR	Solutions	Technologies	Segments	Adjustments	Total
External revenues	113,358,812	23,872,523	137,231,335	—	137,231,335
Inter‑segment revenues	—	2,137,760	2,137,760	(2,137,760)	—
Total revenues	113,358,812	26,010,283	139,369,095	(2,137,760)	137,231,335
Gross profit	11,975,923	(1,954,212)	10,021,711	—	10,021,711
Operating income (loss)	(4,641,040)	(6,332,421)	(10,973,461)	(430)	(10,973,891)
Depreciation and amortization	2,055,365	4,481,663	6,537,028	—	6,537,028
EBITDA	(2,585,675)	(1,850,758)	(4,436,433)	(430)	(4,436,863)
Net income (loss)	(8,790,628)	(4,567,009)	(13,358,331)	(694)	(13,357,637)
Segment assets	66,327,315	22,185,549	88,512,864	(6,852,919)	81,659,945
Capital expenditure	1,595,428	223,812	1,819,240	—	1,819,240
Segment liabilities	64,763,418	21,380,811	86,144,229	(5,566,563)	80,577,666

12/31/2018	Display	Sensor	Total	Consolidation	Consolidated
In EUR	Solutions	Technologies	Segments	Adjustments	Total
External revenues	150,315,353	21,363,541	171,678,894	—	171,678,894
Inter‑segment revenues	277,536		277,536	(277,536)	—
Total revenues	150,592,889	21,363,541	171,956,430	(277,536)	171,678,894
Gross profit	20,457,591	1,123,471	21,581,062	224,458	21,805,520
Operating income (loss)	4,230,694	(2,413,161)	1,817,533	3,080,478	4,898,011
Depreciation and amortization	757,394	2,455,056	3,212,450	—	3,212,450
EBITDA	4,988,088	41,895	5,029,983	3,080,478	8,110,461
Net income (loss)	1,957,857	(1,659,499)	298,358	3,079,952	3,378,310
Segment assets	61,958,634	23,610,114	85,568,748	(4,997,488)	80,571,260
Capital expenditure	1,580,313	793,917	2,374,230	—	2,374,230
Segment liabilities	51,727,139	18,419,346	70,146,485	(3,798,425)	66,348,060

Schedule of group’s geographical distribution of revenues, property and equipment and intangible assets
	12/31/2020	12/31/2019	12/31/2018
Revenue by Region	in EUR	in EUR	in EUR
Asia	82,734,687	81,362,926	109,026,165
thereof China	57,263,809	57,490,403	87,662,624
thereof Japan	25,470,878	23,872,523	21,363,541
Europe (Germany)	62,157,908	48,218,014	54,852,549
North America (United States)	7,697,720	7,650,395	7,800,180
Total revenues	152,590,315	137,231,335	171,678,894

Property and Equipment/	12/31/2020	12/31/2019
Intangible Assets by Region	in EUR	in EUR
Asia	13,339,863	18,260,599
thereof China	4,281,031	4,910,153
thereof Japan	9,058,832	13,350,447
Europe (Germany)	7,535,398	6,274,455
North America (United States)	38,597	74,783
Total	20,913,857	24,609,838